Segment information	12 Months Ended
Mar. 31, 2017
Segment information
Segment information

26.   Segment information

The Company presents segment information after elimination of inter-company transactions. In general, revenue, cost of revenue and operating expenses are directly attributable, or are allocated, to each segment. The Company allocates costs and expenses that are not directly attributable to a specific segment, such as those that support infrastructure across different segments, to different segments mainly on the basis of usage, revenue or headcount, depending on the nature of the relevant costs and expenses. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.

The following tables present the summary of each segment's revenue, income from operations and adjusted earnings before interest, taxes and amortization ("Adjusted EBITA") which is considered as a segment operating performance measure, for the years ended March 31, 2015, 2016 and 2017:

	Year ended March 31, 2015
	Core commerce	Cloud computing	Digital media and entertainment	Innovation initiatives and others	Total segments	Unallocated (i)	Consolidated
	(in millions of RMB, except percentages)
Revenue	69,536	1,271	2,191	3,206	76,204	—	76,204
Income (Loss) from operations	40,194	(1,923)	(2,993)	(5,549)	29,729	(6,594)	23,135
Add: share-based compensation expense	4,391	813	425	3,460	9,089	3,939	13,028
Add: amortization of intangible assets	279	20	1,107	472	1,878	211	2,089
Add: impairment of goodwill	—	—	—	—	—	175	175

Adjusted EBITA (ii)	44,864	(1,090)	(1,461)	(1,617)	40,696	(2,269)

Adjusted EBITA margin	65%	(86)%	(67)%	(50)%

	Year ended March 31, 2016
	Core commerce	Cloud computing	Digital media and entertainment	Innovation initiatives and others	Total segments	Unallocated (i)	Consolidated
	(in millions of RMB, except percentages)
Revenue	92,335	3,019	3,972	1,817	101,143	—	101,143
Income (Loss) from operations	51,153	(2,605)	(4,112)	(7,216)	37,220	(8,118)	29,102
Add: share-based compensation expense	6,224	1,349	981	3,092	11,646	4,436	16,082
Add: amortization of intangible assets	659	4	1,321	657	2,641	290	2,931
Add: impairment of goodwill	—	—	—	—	—	455	455

Adjusted EBITA (ii)	58,036	(1,252)	(1,810)	(3,467)	51,507	(2,937)

Adjusted EBITA margin	63%	(41)%	(46)%	(191)%

	Year ended March 31, 2017
	Core commerce	Cloud computing	Digital media and entertainment	Innovation initiatives and others	Total segments	Unallocated (i)	Consolidated
	(in millions of RMB, except percentages)
Revenue	133,880	6,663	14,733	2,997	158,273	—	158,273
Income (Loss) from operations	74,180	(1,681)	(9,882)	(6,798)	55,819	(7,764)	48,055
Add: share-based compensation expense	5,994	1,201	1,454	3,017	11,666	4,329	15,995
Add: amortization of intangible assets	2,258	4	1,886	656	4,804	318	5,122

Adjusted EBITA (ii)	82,432	(476)	(6,542)	(3,125)	72,289	(3,117)

Adjusted EBITA margin	62%	(7)%	(44)%	(104)%

The following table presents the reconciliation from the Adjusted EBITA to the consolidated net income for the years ended March 31, 2015, 2016 and 2017:

	Year ended March 31,
	2015	2016	2017
	(in millions of RMB)
Total Segments Adjusted EBITA	40,696	51,507	72,289
Unallocated (i)	(2,269)	(2,937)	(3,117)
Share-based compensation expense	(13,028)	(16,082)	(15,995)
Amortization of intangible assets	(2,089)	(2,931)	(5,122)
Impairment of goodwill	(175)	(455)	—

Consolidated income from operations	23,135	29,102	48,055
Interest and investment income, net	9,455	52,254	8,559
Interest expenses	(2,750)	(1,946)	(2,671)
Other income, net	2,486	2,058	6,086
Income tax expenses	(6,416)	(8,449)	(13,776)
Share of results of equity investees	(1,590)	(1,730)	(5,027)

Consolidated net income	24,320	71,289	41,226

The following table presents the total depreciation and amortization expenses of property and equipment and land use rights by segment for the years ended March 31, 2015, 2016 and 2017:

	Year ended March 31,
	2015	2016	2017
	(in millions of RMB)
Core commerce	1,177	1,696	2,124
Cloud computing	596	1,116	1,438
Digital media and entertainment	132	316	752
Innovation initiatives and others	166	333	407
Unallocated (i)	255	309	563

Total depreciation and amortization expenses of property and equipment and land use rights	2,326	3,770	5,284

(i)	Unallocated expenses are primarily related to corporate administrative costs and other miscellaneous items that are not allocated to individual segments.
(ii)

Adjusted EBITA represents net income before (i) interest and investment income, net, other income, net, interest expense, income tax expenses and share of results of equity investees, and (ii) certain non-cash expenses, consisting of share-based compensation expense, amortization of intangible assets and impairment of goodwill, which are not reflective of the Company's core operating performance.

Details of the Company's revenue by segment are set out in Note 5. As substantially all of the Company's long-lived assets are located in the PRC and substantially all of the Company's revenue is derived from within the PRC, no geographical information is presented.